The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for CTIVPSM - MFS® Blended Research® Core Equity Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 20, 2019 (Accession No. 0001193125-19-080332), which is incorporated herein by reference.